Funding Debts - Summary of the Remaining Contractual Maturity Dates of the Group's Funding Debts and Associated Interest Payments (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Maturities of Funding Debts
1 - 12 months	¥ 4,685,935
13 - 24 months	825,814
Total Funding Debts	5,511,749
Maturities of interest payments
1 - 12 months	270,186
13 - 24 months	14,529
Total interest payments	284,715
Liabilities to Other Funding Partners
Maturities of Funding Debts
1 - 12 months	4,685,935
13 - 24 months	825,814
Total Funding Debts	5,511,749
Interest payments
Maturities of interest payments
1 - 12 months	270,186
13 - 24 months	14,529
Total interest payments	¥ 284,715